THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N
Lincoln Investor Advantage®, Lincoln Investor Advantage® Fee-Based,
Lincoln Investor Advantage® Advisory, Lincoln Investor Advantage® Advisory Choice

Supplement dated July 27, 2023 to the
Updating Summary Prospectus for Current Contractowners dated May 1, 2023

This Supplement to your updating summary prospectus outlines important changes that become effective on and after August 21, 2023.  These changes are related to:

a) Appendix A – Funds Available Under The Contract; and
b) Appendix B – Investment Requirements.

All other provisions outlined in your variable annuity prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

The following line items will be added to Appendix A – Funds Available Under the Contract:

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Capital appreciation.	Fidelity® VIP Consumer Discretionary Portfolio – Service Class 2	0.91%	N/A	N/A	N/A
Capital appreciation.	Fidelity® VIP Consumer Staples Portfolio – Service Class 2	0.90%	N/A	N/A	N/A
Capital appreciation.	Fidelity® VIP Financials Portfolio – Service Class 2	0.90%	N/A	N/A	N/A
Capital appreciation.	Fidelity® VIP Technology Portfolio – Service Class 2	0.88%	N/A	N/A	N/A
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio – Class I	1.25%	N/A	N/A	N/A

Appendix B – Investment Requirements. If you have elected the Earnings Optimizer Death Benefit, you will be subject to the Investment Requirements outlined in the prospectus, The change outlined below is effective beginning August 21, 2023, and is added to the existing Investment Requirements in your updating summary prospectus. All other provisions of Investment Requirements remain unchanged.

The First Trust Defensive Equity Strength Model will be added to the list of available asset allocation models.
Please retain this supplement for future reference.